Derivative Instruments - Narrative (Detail) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 05, 2019	Nov. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Swap termination payments					$ 35,448,000	$ 0
Swap collateral received					45,252,000	360,000	$ 360,000	$ 3,467,000	$ 900,000
Unrealized (gain)/loss on derivative contracts					(32,798,000)	(65,254,000)	39,138,000	(11,923,000)	(16,999,000)
Derivative liability, current			$ 0		0		9,215,000
Derivative financial instruments			0		0		18,902,000
Other assets			0		0		45,635,000
Investments in non-consolidated affiliates			430,296,000		430,296,000		124,061,000	143,595,000
Derivative financial instruments			14,717,000		14,717,000		42,315,000	19,111,000
Derivative asset, current								19,196,000
Preferred Shares
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Additional issuance, purchase price, maximum	$ 75,000,000
Additional issuance, purchase price, minimum	$ 25,000,000
Derivative instrument, exercise period	12 months
Epizyme Common Stock Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants to purchase additional shares (in shares)		2,500,000
Equity Investment In Epizyme Inc.
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Investments in non-consolidated affiliates		$ 100,000,000
Equity securities		100,000,000
Upfront payment for equity investment		100,000,000
Equity Investment In Epizyme Inc. | Put Option
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Put option to sell additional common stock		$ 50,000,000
Put option, selling price, maximum (in dollars per share)		$ 20
Put option, term (in months)		18 months
Equity Investment In Epizyme Inc. | Epizyme Common Stock Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Exercise price of warrant (in dollars per share)		$ 20
Term of warrant (in years)		3 years
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized (gain)/loss on derivative contracts			39,400,000	$ 0	10,900,000	$ 65,300,000	(72,600,000)	11,900,000	$ 17,000,000
Derivative liability							28,100,000	28,100,000
Derivative liability, current							9,200,000	9,200,000
Derivative financial instruments							18,900,000	18,900,000
Derivative financial instruments							19,100,000	19,100,000
Derivative asset							38,300,000	38,300,000
Derivative asset, current							19,200,000	$ 19,200,000
Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized (gain)/loss on derivative contracts							11,500,000
Derivative financial instruments							11,500,000
Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized (gain)/loss on derivative contracts			600,000		16,100,000
Derivative financial instruments			$ 14,700,000		$ 14,700,000		$ 30,800,000
Put option, exercise price							$ 20
Shares on settlement							2,500,000